Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Jul. 29, 2014
CAN SLIM(R) Select Growth Fund | Investor Class
Risk/Return:
Trading Symbol	CANGX